Label	Element	Value
SIMT MULTI-ASSET INFLATION MANAGED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund (the "Fund")

Supplement Dated September 27, 2013
to the Prospectus dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT MULTI-ASSET INFLATION MANAGED FUND
Strategy [Heading]	rr_StrategyHeading	Change in Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the Multi-Asset Inflation Managed Fund, the following paragraph is hereby added as the last paragraph:

The Sub-Adviser(s) may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Sub-Adviser(s) sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE